EVENTS AFTER THE REPORTING DATE	6 Months Ended
Jun. 30, 2023
EVENTS AFTER THE REPORTING DATE
EVENTS AFTER THE REPORTING DATE

NOTE 11: — EVENTS AFTER THE REPORTING DATE

a.	In July 2023 the Company announced and implemented an operational efficiency and cost reduction restructuring plan. These cost-savings initiatives and efficiencies included reducing headcount by approximately 50 employees, or about 13% of the team. This cost reduction plan is intended to manage the Company’s operating expense in response to market conditions and ongoing business prioritization efforts.
b.	During August 2023 the Company issued 59,368 Ordinary shares to an airline as part of the DACC (see Note 5c).